SUPPLEMENT DATED NOVEMBER 28, 2011
TO

PROSPECTUSES DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY AND FUTURITY ACCOLADE NY

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY, AND
COLUMBIA ALL-STAR FREEDOM NY

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY, AND
SUN LIFE FINANCIAL MASTERS SELECT NY

PROSPECTUSES DATED MAY 21, 2007
FOR MFS REGATTA NY, MFS REGATTA GOLD NY,
AND FUTURITY NY

TO PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS CHOICE NY,
SUN LIFE FINANCIAL MASTERS FLEX NY, AND SUN LIFE FINANCIAL MASTERS EXTRA NY

AND TO PROSPECTUSES DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE NY,
SUN LIFE FINANCIAL MASTERS CHOICE II NY, SUN LIFE FINANCIAL MASTERS EXTRA II NY,
AND SUN LIFE FINANCIAL MASTERS FLEX II NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The address for the Home Office of Sun Life Insurance and Annuity Company of New York has changed.

The new address is:

One Grand Central Place
60 East 42nd Street, Suite 3100
New York, NY  10165

Please retain this supplement with your prospectus for future reference.

SLNY 11/2011